Notes on the consolidated statements of operations (Details 6) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Statement [Abstract]
Direct Marketing expenses	€ 53,469	€ 48,370	€ 42,589
Credit card fees	1,549	1,471	1,287
Data center expenses	1,964	726	626
Mobile application processing fees	1,794	635	128
Total cost of revenue	€ 58,776	€ 51,202	€ 44,630